                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
-------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

               (Address of principal executive offices)    (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   6/30/04

Item 1.  Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Real Estate Securities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2004.

       This piece must be preceded or accompanied by the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges, and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/04

                                A SHARES               B SHARES               C SHARES
                              since 6/9/94           since 6/9/94           since 6/9/94
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        4.75%                  4.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             12.52%      11.98%     12.01%      12.01%     11.71%      11.71%

10-year                     12.57       12.03      12.06       12.06      11.76       11.76

5-year                      12.56       11.47      11.72       11.52      11.76       11.76

1-year                      28.12       22.01      27.22       23.22      27.35       26.35

6-month                      7.04        1.96       6.63        2.63       6.68        5.68
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception and 10-year returns for Class C shares reflect their conversion into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The NAREIT Equity Index is generally representative of the general performance of a broad range of equity REITs of all property types. The S&P 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

Van Kampen Real Estate Securities Fund is managed by the Adviser's Real Estate team.(1) Theodore R. Bigman, Managing Director of the Adviser, is a current member of the team.

MARKET CONDITIONS

The real-estate sector within the U.S. equity market saw one of its most volatile periods in recent memory. During the first quarter, the sector benefited from strong cash inflows from investors drawn to the yields of many of the securities in the group as well as by the allure of continued strong performance. These inflows had the effect of boosting the performance of the NAREIT Equity Index by 12 percent during the first three months of 2004. The sector went on to give back much of these gains in the second quarter when it declined by 6 percent on fears that mounting inflationary pressures, such as rising commodity prices and employment growth, would lead to higher interest rates. General concerns about valuation levels also played a role, though many investors re-entered the sector toward the end of the period after the spring sell-off. The end-of-period gains helped lift the NAREIT Equity Index to a six-month 5.51 percent gain, continuing its recent pattern of outperformance relative to the broader equity market.

Performance across most sectors of the real-estate market was largely positive. Apartment real-estate investment trusts (REITs) modestly outperformed the sector after a string of underperforming years as signs of improvement in employment numbers helped boost expectations for rising earnings. Retail outperformed the market for the period on continued strength in tenant demand thanks to strong consumer spending. The hotel sector modestly underperformed during the early part of the period but came back strongly in the final weeks as the improving economy led investors to anticipate growth in corporate travel. The only major sector to lag during the period was the office sector; these companies often lag the economic cycle, and as a result did not get the same immediate boost from the improving economy as did other segments of the real-estate sector.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

Van Kampen Real Estate Securities Fund returned 7.04 percent for the six months ended June 30, 2004 (Class A shares unadjusted for sales charge). The fund outperformed both the NAREIT Equity Index and the S&P 500 Index, which returned
5.51 and 3.44 percent, respectively, for the same period.

In keeping with the fund's longstanding, bottom-up approach, the bulk of its outperformance derived from strong individual stock selection. One of our key strategies during the period was to emphasize companies in key urban and coastal areas, which we believed would benefit most from sustained improvement in the economy. For example, Starwood Lodging and Hilton Hotels both performed strongly for the fund--in spite of the generally poor performance of the hotel sector--on investor expectations for growth in corporate travel. In the apartment sector, we emphasized companies such as Avalon Bay Communities, a REIT that holds Class "A" apartments in important coastal markets on the expectation that these areas would benefit from increased tenant demand fueled by employment growth. Avalon went on to be one of the portfolio's best performers for the period.

The fund also benefited from several top-down strategies. An overweighted position in mall REITs relative to the NAREIT Equity Index boosted performance by emphasizing one of the best-performing sectors of the period. We generally avoided health-care REITs in the belief that the stocks were overvalued, and in doing so avoided the sector's generally weak performance in the wake of the spring's rising interest rates.

Not all of the fund's positions performed strongly. Our strategy in the office sector focused on companies with relatively high occupancy rates; the market, however, rewarded companies with fewer tenants and, thus, a greater potential for growth in an improving economy. We also chose to de-emphasize the retail outlet sector, which benefited from a high-profile acquisition of Chelsea Properties by Simon Properties.

We will continue to follow our time-tested investment philosophy, seeking to invest in public real-estate companies, real-estate investment trusts and real-estate operating companies that we believe offer the best value to their underlying assets and growth prospects.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------
                                       NAREIT         STANDARD &
      CLASS A   CLASS B   CLASS C   EQUITY INDEX   POOR'S 500 INDEX

       7.04%     6.63%     6.68%       5.51%             3.44%
--------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

TOP 10 HOLDINGS AS OF 6/30/04                TOP 10 INDUSTRIES AS OF 6/30/04
Simon Property Group Inc        8.2%         Retail Regional Malls         22.4%
Brookfield Properties Corp      5.6          Office                        21.9
Avalonbay Communities Inc       5.6          Residential Apartments        19.3
Starwood Hotels & Resorts                    Lodging/Resorts               11.2
Worldwide Inc                   5.4          Industrial                     7.4
Archstone-Smith Trust           5.1          Self Storage                   6.1
Rouse Co                        4.8          Retail Strip Centers           4.7
Boston Properties Inc           4.8          Diversified                    3.6
Federal Realty Investment Trust 4.0          Healthcare                     1.0
AMB Property Corp               3.8          Residential Manufactured Homes 0.9
Arden Realty Inc                3.8

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS  99.5%
DIVERSIFIED  3.6%
FrontLine Capital Group (a) (b).............................   185,000    $          0
Vornado Realty Trust........................................   253,500      14,477,385
                                                                          ------------
                                                                            14,477,385
                                                                          ------------
HEALTHCARE  1.0%
Omega Healthcare Investors, Inc. ...........................   222,500       2,233,900
Senior Housing Property Trust...............................    70,100       1,176,979
Ventas, Inc. ...............................................    34,500         805,575
                                                                          ------------
                                                                             4,216,454
                                                                          ------------
INDUSTRIAL  7.4%
AMB Property Corp. .........................................   446,600      15,465,758
ProLogis Trust..............................................   438,513      14,435,848
                                                                          ------------
                                                                            29,901,606
                                                                          ------------
LODGING/RESORTS  11.9%
Hilton Hotels Corp. ........................................   508,000       9,479,280
Host Marriott Corp. (a).....................................   986,800      12,196,848
Innkeepers USA Trust........................................    42,500         438,175
Interstate Hotels & Resorts, Inc. (a).......................    12,198          65,747
Lodgian, Inc. (a)...........................................    38,500         406,175
Meristar Hospitality Corp. (a)..............................    59,500         406,980
Starwood Hotels & Resorts Worldwide, Inc. ..................   486,628      21,825,266
Wyndham International, Inc., Class A (a)....................   362,698         362,698
Wyndham International, Inc. (a) (b).........................    35,505       2,000,130
Wyndham Series II (a) (b)...................................    19,172       1,135,327
                                                                          ------------
                                                                            48,316,626
                                                                          ------------
OFFICE  21.0%
Arden Realty, Inc. .........................................   516,300      15,184,383
Beacon Capital Partners, Inc. (a) (b).......................   177,900         771,668
Boston Properties, Inc. ....................................   384,700      19,265,776
Brookfield Properties Corp. (Canada)........................   787,089      22,628,809
Equity Office Properties Trust..............................   511,082      13,901,430
Mack-Cali Realty Corp. .....................................    76,300       3,157,294
PS Business Parks, Inc. ....................................    19,000         764,560
Reckson Associates Realty Corp. ............................   243,600       6,689,256
SL Green Realty Corp. ......................................    61,350       2,871,180
Trizec Properties, Inc. ....................................     7,550         122,763
                                                                          ------------
                                                                            85,357,119
                                                                          ------------
OTHER  0.9%
Atlantic Gulf Communities Corp. (a) (b).....................   131,004               0
Atlantic Gulf Communities Corp.--Convertible Preferred Ser B
  (a) (b)...................................................    30,570               0
Atlantic Gulf Communities Corp.--Preferred Ser B,
  144A--Private Placement (a) (b) (c).......................    43,609               0
Broadreach Group Ltd. (a) (b)...............................   191,593         191,593
Cabot Industrial Value Fund (b).............................       428         214,000

See Notes to Financial Statements                                              7

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
OTHER (CONTINUED)
Correctional Properties Trust...............................    54,500    $  1,594,125
Wellsford Real Properties, Inc. (a).........................    99,510       1,547,380
                                                                          ------------
                                                                             3,547,098
                                                                          ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  0.6%
St. Joe Co. ................................................    58,500       2,322,450
                                                                          ------------

RESIDENTIAL APARTMENTS  19.2%
Apartment Investment & Management Co., Class A..............   349,700      10,886,161
Archstone-Smith Trust.......................................   705,800      20,701,114
Avalonbay Communities, Inc. ................................   398,800      22,540,176
Equity Residential Properties Trust.........................   309,898       9,213,268
Essex Property Trust, Inc. .................................   139,150       9,510,903
Post Properties, Inc. ......................................   175,400       5,112,910
Summit Properties, Inc. ....................................     2,200          56,408
                                                                          ------------
                                                                            78,020,940
                                                                          ------------
RESIDENTIAL MANUFACTURED HOMES  0.9%
Affordable Residential Communities..........................    23,400         388,440
Manufactured Home Communities, Inc. ........................    97,190       3,225,736
                                                                          ------------
                                                                             3,614,176
                                                                          ------------
RETAIL REGIONAL MALLS  19.4%
Forest City Enterprises, Inc. ..............................    59,000       3,127,000
General Growth Properties, Inc. ............................   326,300       9,648,691
Macerich Co. ...............................................    65,900       3,154,633
Rouse Co. ..................................................   409,600      19,456,000
Simon Property Group, Inc. .................................   642,800      33,052,776
Taubman Centers, Inc. ......................................   441,445      10,104,676
                                                                          ------------
                                                                            78,543,776
                                                                          ------------
RETAIL STRIP CENTERS  7.5%
Acadia Realty Trust.........................................    14,600         200,670
Chelsea Property Group, Inc. ...............................    28,750       1,875,075
Federal Realty Investment Trust.............................   385,200      16,020,468
Heritage Property Investment Trust..........................    14,800         400,488
Kimco Realty Corp. .........................................     8,300         377,650
Pan Pacific Retail Properties, Inc. ........................     5,500         277,860
Price Legacy Corp. .........................................     3,800          70,148
Regency Centers Corp. ......................................   264,700      11,355,630
                                                                          ------------
                                                                            30,577,989
                                                                          ------------
SELF STORAGE  6.1%
Public Storage, Inc. .......................................   327,724      15,078,581
Shurgard Storage Centers, Inc., Class A.....................   260,900       9,757,660
                                                                          ------------
                                                                            24,836,241
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  99.5%
  (Cost $285,680,098)..................................................    403,731,860

 8                                             See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT  0.7%
UBS Securities LLC ($2,912,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.25%, dated
  06/30/04, to be sold on 07/01/04 at $2,912,101)
  (Cost $2,912,000)....................................................   $  2,912,000
                                                                          ------------

TOTAL INVESTMENTS  100.2%
  (Cost $288,592,098)..................................................    406,643,860
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)..........................     (1,031,349)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $405,612,511
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

See Notes to Financial Statements                                              9

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $288,592,098).......................  $406,643,860
Cash........................................................       130,763
Receivables:
  Dividends.................................................     2,248,595
  Investments Sold..........................................     1,646,892
  Fund Shares Sold..........................................       668,086
Other.......................................................        92,478
                                                              ------------
    Total Assets............................................   411,430,674
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     4,293,535
  Distributor and Affiliates................................       473,949
  Investments Purchased.....................................       425,677
  Investment Advisory Fee...................................       323,497
Accrued Expenses............................................       188,214
Trustees' Deferred Compensation and Retirement Plans........       113,291
                                                              ------------
    Total Liabilities.......................................     5,818,163
                                                              ------------
NET ASSETS..................................................  $405,612,511
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $278,824,391
Net Unrealized Appreciation.................................   118,051,762
Accumulated Net Realized Gain...............................    12,473,569
Accumulated Undistributed Net Investment Income.............    (3,737,211)
                                                              ------------
NET ASSETS..................................................  $405,612,511
                                                              ============
MAXIMUM OFFERING PRICE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $255,268,549 and 13,445,744 shares of
    beneficial interest issued and outstanding).............  $      18.99
    Maximum sales charge (4.75%* of offering price).........           .95
                                                              ------------
    Maximum offering price to public........................  $      19.94
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $96,050,129 and 5,053,325 shares of
    beneficial interest issued and outstanding).............  $      19.01
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $54,293,833 and 2,853,291 shares of
    beneficial interest issued and outstanding).............  $      19.03
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $39,138).....  $  4,354,863
Interest....................................................        51,373
                                                              ------------
    Total Income............................................     4,406,236
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,189,644
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $347,153, $485,562 and $270,683,
  respectively).............................................     1,103,398
Shareholder Services........................................       522,051
Custody.....................................................        23,044
Trustees' Fees and Related Expenses.........................        12,916
Legal.......................................................        11,968
Other.......................................................       171,571
                                                              ------------
    Total Expenses..........................................     4,034,592
    Investment Advisory Fee Reduction.......................        77,219
    Less Credits Earned on Cash Balances....................         2,444
                                                              ------------
    Net Expenses............................................     3,954,929
                                                              ------------
NET INVESTMENT INCOME.......................................  $    451,307
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 14,953,127
                                                              ------------
Unrealized Appreciation/Depreciation:
    Beginning of the Period.................................   106,325,990
    End of the Period.......................................   118,051,762
                                                              ------------
Net Unrealized Appreciation During the Period...............    11,725,772
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 26,678,899
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 27,130,206
                                                              ============

See Notes to Financial Statements                                             11

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2004      DECEMBER 31, 2003
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $     451,307        $   8,453,106
Net Realized Gain.....................................      14,953,127            7,099,606
Net Unrealized Appreciation During the Period.........      11,725,772          101,621,060
                                                         -------------        -------------
Change in Net Assets from Operations..................      27,130,206          117,173,772
                                                         -------------        -------------

Distributions from Net Investment Income:
  Class A Shares......................................      (3,200,041)          (6,795,226)
  Class B Shares......................................        (713,772)          (1,742,665)
  Class C Shares......................................        (402,115)            (957,835)
                                                         -------------        -------------
                                                            (4,315,928)          (9,495,726)
                                                         -------------        -------------

Distributions from Net Realized Gain:
  Class A Shares......................................      (2,159,837)            (842,850)
  Class B Shares......................................        (706,674)            (304,540)
  Class C Shares......................................        (399,612)            (170,140)
                                                         -------------        -------------
                                                            (3,266,123)          (1,317,530)
                                                         -------------        -------------
Total Distributions...................................      (7,582,051)         (10,813,256)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      19,548,155          106,360,516
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................     105,360,796          228,317,289
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       6,613,525            9,436,714
Cost of Shares Repurchased............................    (153,666,161)        (248,073,317)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (41,691,840)         (10,319,314)
                                                         -------------        -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................     (22,143,685)          96,041,202
NET ASSETS:
Beginning of the Period...............................     427,756,196          331,714,994
                                                         -------------        -------------
End of the Period (Including accumulated undistributed
  net investment income of ($3,737,211) and $127,410,
  respectively).......................................   $ 405,612,511        $ 427,756,196
                                                         =============        =============

 12                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                  YEAR ENDED DECEMBER 31,
CLASS A SHARES                     JUNE 30,     ----------------------------------------------
                                     2004        2003      2002      2001      2000      1999
                                  ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $18.06      $13.64    $14.21    $13.49    $10.84    $11.58
                                    ------      ------    ------    ------    ------    ------
  Net Investment Income..........      .04(a)      .39(a)    .36(a)    .39(a)    .49(a)    .40(a)
  Net Realized and Unrealized
    Gain/Loss....................     1.23        4.54      (.50)      .74      2.56      (.76)
                                    ------      ------    ------    ------    ------    ------
Total from Investment
  Operations.....................     1.27        4.93      (.14)     1.13      3.05      (.36)
                                    ------      ------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income............      .21         .45       .38       .41       .40       .38
  Distributions from Net Realized
    Gain.........................      .13         .06       .05       -0-       -0-       -0-
                                    ------      ------    ------    ------    ------    ------
Total Distributions..............      .34         .51       .43       .41       .40       .38
                                    ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $18.99      $18.06    $13.64    $14.21    $13.49    $10.84
                                    ======      ======    ======    ======    ======    ======

Total Return* (b)................    7.04%**    36.56%    -1.09%     8.56%    28.53%    -3.15%
Net Assets at End of the Period
  (In millions)..................   $255.3      $276.5    $210.6    $154.5    $114.8    $ 52.8
Ratio of Expenses to Average Net
  Assets *.......................    1.55%       1.55%     1.55%     1.55%     1.55%     1.68%
Ratio of Net Investment Income to
  Average Net Assets *...........     .45%       2.49%     2.53%     2.84%     4.05%     3.53%
Portfolio Turnover...............      10%**       22%       28%       38%       34%       46%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets..................    1.58%       1.65%     1.63%     1.67%     1.63%     1.94%
   Ratio of Net Investment Income
     to Average Net Assets.......     .42%       2.39%     2.45%     2.72%     3.97%     3.26%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             13

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                  YEAR ENDED DECEMBER 31,
CLASS B SHARES                     JUNE 30,     ----------------------------------------------
                                     2004        2003      2002      2001      2000      1999
                                  ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $18.08      $13.65    $14.22    $13.50    $10.84    $11.57
                                    ------      ------    ------    ------    ------    ------
  Net Investment Income/Loss.....     (.02)(a)     .28(a)    .24(a)    .28(a)    .40(a)    .29(a)
  Net Realized and Unrealized
    Gain/Loss....................     1.22        4.54      (.50)      .76      2.56      (.74)
                                    ------      ------    ------    ------    ------    ------
Total from Investment
  Operations.....................     1.20        4.82      (.26)     1.04      2.96      (.45)
                                    ------      ------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income............      .14         .33       .26       .32       .30       .28
  Distributions from Net Realized
    Gain.........................      .13         .06       .05       -0-       -0-       -0-
                                    ------      ------    ------    ------    ------    ------
Total Distributions..............      .27         .39       .31       .32       .30       .28
                                    ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $19.01      $18.08    $13.65    $14.22    $13.50    $10.84
                                    ======      ======    ======    ======    ======    ======

Total Return* (b)................    6.63%**    35.57%    -1.86%     7.80%    27.63%    -3.98%
Net Assets at End of the Period
  (In millions)..................   $ 96.1      $ 97.0    $ 76.9    $ 68.8    $ 58.6    $ 53.8
Ratio of Expenses to Average Net
  Assets*........................    2.30%       2.30%     2.30%     2.30%     2.30%     2.46%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*........................    (.27%)      1.77%     1.68%     2.04%     3.30%     2.52%
Portfolio Turnover...............      10%**       22%       28%       38%       34%       46%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets..................    2.33%       2.40%     2.38%     2.42%     2.38%     2.72%
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets......................    (.30%)      1.67%     1.60%     1.92%     3.22%     2.26%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 14                                            See Notes to Financial Statements

VAN KAMPEN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                    YEAR ENDED DECEMBER 31,
CLASS C SHARES                    JUNE 30,       ----------------------------------------------
                                    2004          2003      2002      2001      2000      1999
                                 --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $18.10        $13.64    $14.21    $13.49    $10.84    $11.57
                                   ------        ------    ------    ------    ------    ------
  Net Investment Income/Loss....     (.02)(a)       .29(a)    .24(a)    .29(a)    .40(a)    .29(a)
  Net Realized and Unrealized
    Gain/Loss...................     1.22          4.56      (.50)      .75      2.55      (.74)
                                   ------        ------    ------    ------    ------    ------
Total from Investment
  Operations....................     1.20          4.85      (.26)     1.04      2.95      (.45)
                                   ------        ------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income...........      .14           .33       .26       .32       .30       .28
  Distributions from Net
    Realized Gain...............      .13           .06       .05       -0-       -0-       -0-
                                   ------        ------    ------    ------    ------    ------
Total Distributions.............      .27           .39       .31       .32       .30       .28
                                   ------        ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................   $19.03        $18.10    $13.64    $14.21    $13.49    $10.84
                                   ======        ======    ======    ======    ======    ======

Total Return* (b)...............    6.68%**(d)   35.74%(c) -1.86%     7.80%    27.53%    -3.89%
Net Assets at End of the Period
  (In millions).................   $ 54.3        $ 54.2    $ 44.2    $ 42.5    $ 28.7    $ 16.9
Ratio of Expenses to Average Net
  Assets*.......................    2.29%(d)      2.23%(c)  2.30%     2.30%     2.30%     2.46%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*.......................    (.25%)(d)     1.90%(c)  1.64%     2.13%     3.30%     2.60%
Portfolio Turnover..............      10%**         22%       28%       38%       34%       46%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total returns would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets.................    2.32%(d)      2.33%(c)  2.38%     2.42%     2.38%     2.72%
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets.....................    (.28%)(d)     1.80%(c)  1.56%     2.01%     3.22%     2.33%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Ratio of Expenses to Average Net Assets of .07%, an increase to the Ratio of Net Investment Income to Average Net Assets of .11% and in increase to Total Return and .05%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect the refund of certain 12b-1 fees during the period.

See Notes to Financial Statements                                             15

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Real Estate Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund's investment adviser seeks to achieve its objective by investing primarily in a portfolio of securities of companies operating in the real estate industry. The Fund commenced investment operations on June 9, 1994.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments where by the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $291,071,055
                                                                ============
Gross tax unrealized appreciation...........................    $120,499,436
Gross tax unrealized depreciation...........................      (4,926,631)
                                                                ------------
Net tax unrealized appreciation on investments..............    $115,572,805
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The Fund may distribute any return of capital it receives from the Real Estate Investment Trusts (the "REITs") in which it invests. The REITs pay distributions based on cash flow, without regard to depreciation and amortization. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be a return of capital.

    The tax character of distributions paid during the year ended December 31, 2003 was as follows:


Distribution paid from:
  Ordinary Income...........................................    $10,763,563
  Long-term capital gain....................................         49,693
                                                                -----------
                                                                $10,813,256
                                                                ===========

    As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,433,444
Undistributed long-term capital gain........................     2,063,677

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2004, the Fund's custody fee was reduced by $2,444 as a result of credits earned on cash balances.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       1.00%
Next $500 million...........................................        .95%
Over $1 billion.............................................        .90%

    For the six months ended June 30, 2004, the Adviser waived approximately $77,200 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.55% of Class A average net assets, 2.30% of Class B average net assets, and 2.30% of Class C average net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2004, the Fund recognized expenses of approximately $12,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $15,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $420,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $65,020 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2004. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2004, capital aggregated $173,462,659, $68,138,138, and $37,223,594 for Classes A, B, and C, respectively. For the six months ended June 30, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   4,802,455    $  89,910,956
  Class B...................................................     445,917        8,310,780
  Class C...................................................     382,229        7,139,060
                                                              ----------    -------------
Total Sales.................................................   5,630,601    $ 105,360,796
                                                              ==========    =============
Dividend Reinvestment:
  Class A...................................................     244,288    $   4,685,463
  Class B...................................................      65,327        1,255,960
  Class C...................................................      34,914          672,102
                                                              ----------    -------------
Total Dividend Reinvestment.................................     344,529    $   6,613,525
                                                              ==========    =============
Repurchases:
  Class A...................................................  (6,908,813)   $(128,327,129)
  Class B...................................................    (821,729)     (15,070,970)
  Class C...................................................    (560,283)     (10,268,062)
                                                              ----------    -------------
Total Repurchases...........................................  (8,290,825)   $(153,666,161)
                                                              ==========    =============

    At December 31, 2003, capital aggregated $207,193,369, $73,642,368 and
$39,680,494 for Classes A, B, and C, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   13,125,372    $ 200,977,442
  Class B...................................................    1,020,049       16,022,137
  Class C...................................................      712,890       11,317,710
                                                              -----------    -------------
Total Sales.................................................   14,858,311    $ 228,317,289
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      415,470    $   6,741,553
  Class B...................................................      108,044        1,778,655
  Class C...................................................       55,607          916,506
                                                              -----------    -------------
Total Dividend Reinvestment.................................      579,121    $   9,436,714
                                                              ===========    =============
Repurchases:
  Class A...................................................  (13,670,473)   $(211,505,904)
  Class B...................................................   (1,397,112)     (21,404,743)
  Class C...................................................   (1,010,344)     (15,162,670)
                                                              -----------    -------------
Total Repurchases...........................................  (16,077,929)   $(248,073,317)
                                                              ===========    =============

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2004 and the year ended December 31, 2003, 11,456 and 43,189 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2004 and the year ended December 31, 2003, 0 and 7 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $51,700 and CDSC on the redeemed shares of approximately $91,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $42,469,361 and $69,039,303, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $1,654,100 and $0 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2004 are payments retained by Van Kampen of approximately $421,400 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $67,500.

6. UNFUNDED COMMITMENTS

Subject to the terms of a Subscription Agreement between the Fund and Cabot Industrial Value Fund, Inc., the Fund has made a subscription commitment of $2,000,000, for which it will receive 4,000 shares of common stock. As of June 30, 2004, Cabot Industrial Value Fund, Inc. has drawn down $214,000, which represents 10.70% of this commitment. Additionally, the Fund has entered into a Subscription Agreement with Broadreach Capital Partners. The terms of the agreement has a subscription commitment of $3,200,000, for which the Fund will receive 3,200,000 shares of common stock. As of June 30, 2004, Broadreach Capital Partners has drawn down $191,593, which represents 5.99% of this commitment.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary

VAN KAMPEN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN REAL ESTATE SECURITIES FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested Persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                               Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                               www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                               Copyright (C)2004 Van Kampen
                                               Funds Inc. All rights reserved.
                                               Member NASD/SIPC. 89, 189, 289
                                               REAL SAR 8/04  RN04-01490P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Real Estate Securities Fund

By:   /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:  /s/ James M. Dykas
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004